Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 2,885	$ 3,919
Unrealized losses on available for sale securities	469	931
Depreciation of premises and equipment	2,593	2,331
Other-than-temporary impairment	0	455
Deferred compensation	5,081	5,686
Employee benefit plans	493	904
Capital loss carry-forward	326	303
Alternative minimum tax credit carry-forward	0	168
Net operating loss carry-forward	0	81
Interest receivable on nonaccrual loans	112	139
Deferred other real estate owned expenses	15	21
Net unrealized loss on derivative instruments	92	160
Acquisition fair value adjustments	646	1,207
Other	348	361
Total deferred tax assets	13,060	16,666
Less valuation allowance	(300)	(349)
Total deferred tax assets, net of valuation allowance	12,760	16,317
Deferred Tax Liabilities, Gross [Abstract]
Unrealized gains on available for sale securities	571	600
Goodwill and other intangibles	2,873	3,377
Deferred loan costs	888	407
Mortgage servicing asset	380	460
Merger expenses and purchase adjustments	0	1,768
Total deferred tax liabilities	4,712	6,612
Deferred tax assets, net	$ 8,048	$ 9,705